Post-employment benefit obligations (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation that would have been caused by a 1% decrease in discount rate	$ 3,700	$ 4,400
Increase (decrease) in defined benefit obligation that would have been caused by a 1% increase in discount rate	$ 100	$ 100
Expected percentage return on plan assets	3.80%	4.30%
Expected contributions to pension benefit plans	$ 800
Actuarial gain (loss) on post-employment benefit obligations	$ 551	$ (394)
Expected average service life of active plan participants	9 years
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation	$ 25,100	26,700
Increase (decrease) in defined benefit obligation 1% increase	25,100	26,700
Top of range [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation	28,800	31,100
Increase (decrease) in defined benefit obligation 1% increase	$ 25,200	$ 26,800